Equity incentive Plans - Summary of Stock Option Activity Under 2008 Plan 2009 Plan and 2019 Plan (Detail) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Share-based Payment Arrangement [Abstract]
Shares subject to outstanding options, Beginning balance | shares	15,157,930
Stock Options, Options granted | shares	4,071,846
Stock Options, Options forfeited or canceled | shares	(367,675)
Stock Options, Options exercised | shares	(1,379,658)
Shares subject to outstanding, Ending balance | shares	17,482,443	15,157,930
Weighted Average Exercise Price per Share, Options outstanding, Beginning Balance | $ / shares	$ 4.52
Weighted Average Exercise Price per Share, Options granted (unaudited) | $ / shares	9.15
Weighted Average Exercise Price per Share, Options forfeited or cancelled (unaudited) | $ / shares	6.08
Weighted Average Exercise Price per Share, Options exercised (unaudited) | $ / shares	1.67
Weighted Average Exercise Price per Share, Options outstanding, Ending Balance (unaudited) | $ / shares	$ 5.79	$ 4.52
Aggregate Intrinsic Value, Option outstanding | $	$ 438,968	$ 41,690